Loans Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Short-term loans	¥ 3,571,637		¥ 3,347,638		$ 503,055
Debt instrument, collateral description	As of December 31, 2022 and 2023, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB522,390 and RMB509,348 (US$71,740), respectively.	As of December 31, 2022 and 2023, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB522,390 and RMB509,348 (US$71,740), respectively.
Weighted average interest rate	3.95%		3.95%		3.95%
Unused line of credit for short-term loans	¥ 2,176,120		¥ 1,635,644		$ 306,500
Repayments of short term debt	4,412,667	$ 621,511	5,033,931	¥ 3,296,979
Proceeds from short-term loans	4,633,238	$ 652,578	4,277,653	4,437,033
Structured Payable Arrangements
Debt Instrument [Line Items]
Short-term loans	1,055,806		754,581		148,707
Accounts payable factored to banks or other financial institutions	1,771,139		1,497,423	¥ 1,058,619	249,460
Building | Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount	¥ 509,348		¥ 522,390		$ 71,740